PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended	12 Months Ended
	May 31, 2021	Nov. 30, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of prepaid expenses and other current assets

The following table summarizes prepaid expenses and other current assets as of May 31, 2021 and November 30, 2020, (in thousands):

	May 31, 2021	November 30, 2020
VAT receivables	$562	$572
Advance payment for inventory	232	677
Prepaid insurance	245	16
Other	243	126
Total	$1,282	$1,391

The following table summarizes prepaid expenses and other current assets:

	November 30,
	2020	2019
VAT receivables	$572,086	$147,457
Advance payment for inventory	676,744	7,470
Prepaid legal fees	—	55,862
Prepaid insurance	16,114	—
Security deposit – MA lease	—	92,000
Other	126,340	74,516
Total	$1,391,284	$377,305